Income Taxes - Schedule of Reconciliation from Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	¥ 52,791	¥ 375,090	¥ 302,571
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	16,143	114,703	92,526
Non-deductible expenses for tax purposes	21,353	15,158	6,071
Changes in unrecognized deferred tax assets and deferred tax liabilities	(3,512)	(21,791)	(8,831)
Tax credits	(30,654)	(26,676)	(32,948)
Differences in applicable tax rates of overseas subsidiaries	(29,782)	(31,446)	24,496
Changes in tax effects of undistributed profit of overseas subsidiaries	(1,737)	6,174	(20,359)
Effect of changes in applicable tax rates and tax law	(11,994)	2,482	(39,661)
Tax contingencies	(83,784)	13,991	58,540
Effect of prior year items	(2,479)	(7,524)	(4,762)
Entity reorganizations/Divestments	33,469	(6,321)	2,041
Other	1,571	(698)	(4,708)
Total	(91,406)	¥ 58,052	72,405
Restructuration, state tax change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law			(39,106)
AbbVie break fee case with IRA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies	(63,547)		¥ 65,942
US State Law Change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law	4,206
Extension Of The Carryforward Period, Japanese Earnings Stripping Rules
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law	¥ (16,200)